Cover	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	Veralto Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41770
Entity Tax Identification Number	92-1941413
Entity Address, Address Line One	225 Wyman St.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	755-3655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	VLTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001967680
Amendment Flag	false